Loans Receivables (Details) - Schedule of loan receivable portfolio - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loan Portfolio [Abstract]
Mortgage loans	$ 1,580,150	$ 1,589,871	$ 3,908,925
Reclassifying as:
Current portion	517,376	517,479	123,611
Non-current portion	1,062,774	1,072,392	3,785,314
Loans receivables, net	$ 1,580,150	$ 1,589,871	$ 3,908,925